Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Summary of Significant Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property and Equipment
Premises, furniture and equipment, and leasehold improvements are carried at cost, less accumulated depreciation and amortization computed principally by the straight-line method over the following estimated useful lives:

Years

Buildings and improvements	10-40
Furniture and equipment	3-25